SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Revenues as above	$ 745,421	$ 640,987	$ 550,085
Less inter-segment transactions	690	370	391
Total revenues	744,731	640,617	549,694
Identifiable assets:
Total assets of operating segments	855,149	548,920
Assets not identifiable to a particular segment	26,067	122,217
Elimination of inter-segment assets and other	(296)	0
Total assets	880,920	671,137
Identifiable liabilities:
Total liabilities of operating segments	259,519	214,496
Liabilities not identifiable to a particular segment	153,279	104,453
Elimination of inter-segment liabilities and other	(296)	0
Total liabilities as per consolidated balance sheets	$ 412,502	$ 318,949